FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Condensed Statement of Income Captions [Line Items]
Net income/(loss)	$ (12,544)	$ 16,488	$ 27,396
Other comprehensive income/(loss)
unrealized gain/(loss) on available-for-sale investments, net of tax effect of nil	(161)	186
Unrealized gain (loss) available-for-sale investments, tax	40	47	0
Comprehensive income/(loss) attributable iKang Healthcare Group, Inc.	(30,296)	6,808	27,285
PARENT COMPANY
Condensed Statement of Income Captions [Line Items]
Net income/(loss)	(11,251)	18,325	27,113
Other comprehensive income/(loss)
Foreign currency translation adjustment	(18,884)	(11,703)	172
unrealized gain/(loss) on available-for-sale investments, net of tax effect of nil	(161)	186
Comprehensive income/(loss) attributable iKang Healthcare Group, Inc.	$ (30,296)	$ 6,808	$ 27,285